Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000016814 | NR
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016814 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016814 | AA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000016814 | A
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016814 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016814 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016814 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000016814 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016814 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016814 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016814 | Excrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016814 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016814 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016816 | NR
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016816 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016816 | AA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000016816 | A
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016816 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016816 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016816 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000016816 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016816 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016816 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016816 | Excrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016816 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016816 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223770 | NR
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223770 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223770 | AA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000223770 | A
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000223770 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000223770 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223770 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000223770 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000223770 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223770 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223770 | Excrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223770 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223770 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016817 | NR
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016817 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016817 | AA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000016817 | A
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016817 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016817 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016817 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000016817 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016817 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016817 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016817 | Excrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016817 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016817 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%